SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

Working Capital Funding from Executive Officer

On January 6 and January 18, 2023, the Company issued promissory notes with principal amounts of $50,000 and $125,000, respectively, to Mr. James. The notes matured on the earlier of (1) April 1, 2023, (2) upon the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default. The promissory notes bear interest at a rate of 6.00% per annum. The Company may prepay any portion of the principal and accrued interest due under the notes at any time and without penalty, upon providing ten days written notice to the holders. Upon the closing our follow-on underwritten public offering, the Company paid $175,683 to Mr. James to pay off the principal and accrued interest of these notes.

Public Offering

On February 7, 2023, the Company closed on a follow-on underwritten public offering of 1,619,000 units, with each unit consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price equal to $6.30 per share. Each unit was sold at a public offering price of $6.30 per unit. Gross proceeds, before deducting underwriting discounts and commissions and estimated offering expenses, were approximately $10.2 million.

Payoff of Evergreen Debt

On February 7, 2023, the Company paid $1,219,248 to Evergreen to pay off the principal amount due of $1,021,598, a prepayment penalty of $153,239 and accrued interest of $44,411.

Settlement of New Jersey Matter

On February 9, 2023, the claim filed against us by Dennis Rodrigues, a former officer and director, was dismissed after we paid an aggregate of $235,000 to settle the matter.

Payoff of Sament Promissory Note

On February 17, 2023, the Company prepaid $644,779 of principal and accrued interest due under the Second Sament Note in exchange for Sament agreeing to reduce the principal amount of the Second Sament Note by 10%.